Other Receivables, Deposits and Prepayments - Schedule of Other Receivables, Deposits and Prepayments (Details) (PREMA LIFE PTY. LTD) (10-K) - PREMA LIFE PTY. LTD. [Member] - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Other receivables		$ 14,226
Prepayments		39,129	31,625
Other receivables, deposits and prepayments		$ 53,355	$ 31,625